DEBT - Maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt
2020	$ 0
2021	0
2022	1,138,500
2023	0
2024	0
Thereafter	500,000
Total long-term debt	$ 1,638,500